Statement of comprehensive income (Parenthetical) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement
Losses incurred on the movement in the swap derivative recognized in other comprehensive income	R 2,192	R 1,400	R 286
Gain on reclassification from cash flow hedge reserve to profit and loss		115
Loss/(gain) on changes in effect of limiting net defined benefit asset to asset ceiling, net defined benefit liability (asset)	604	58	1,051
Loss/(gain) on reimbursive rights related to post-retirement benefits, recognised in long-term receivables	R 2	R 83	R 1
Sasol Huntsman GmbH & co KG
Statement
Disposal of equity interest (as a percent)	50.00%